Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,461,799	$ 2,750,576
Maintenance payments received	743,256	756,314
Maintenance payments returned	(459,326)	(523,403)
Release to income upon sale	261,240	275,360
Release to income other than upon sale	(228,081)	(302,408)
Lessor contribution, top ups and other	(27,581)	42,379
Interest accretion	8,667	13,701
Accrued maintenance liability at end of period	$ 2,237,494	$ 2,461,799